Basis of Presentation - Consolidated Balance Sheet (Details) € in Thousands, $ in Thousands		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Assets
Rights of use		€ 968,304		€ 945,240	[1]		€ 981,260	[1]
Property, plant and equipment		3,341,846		3,247,123	[1]		3,302,858	[1]
Investment in equity-accounted investees		68,996		421,763	[1]		1,497,959	[1]	€ 1,542,558
Non-current financial assets at amortized cost		67,053		164,494	[1]		458,043	[1]
Other non-current assets		137,141		135,633	[1]		124,191	[1]
Deferred tax assets		341,673		300,329	[1]		174,923	[1]
Total non-current assets		15,677,699		14,861,087	[1]		16,538,860	[1]
Non-current assets held for sale	[1]			1,089,856			4,969
Inventories		3,560,098		3,482,399	[1]		3,236,010	[1]
Trade receivables		705,452		645,113	[1]		609,081	[1]
Other current assets		72,515		73,942	[1]		82,677	[1]
Cash and cash equivalents		979,780		529,577	[1]		549,207	[1]	2,676,107	[1]
Total current assets		5,727,542		6,131,016	[1]		4,690,724	[1]
Total assets		21,405,241		20,992,103	[1]		21,229,584	[1]
Equity and liabilities
Reserves		4,054,505		4,040,961	[1]		4,053,156	[1]
Profit for the year attributable to the Parent		156,920		42,318	[1]
Total equity		5,107,309		4,960,863	[1]		4,921,268	[1]
Translation differences		803,826		414,112	[1]		735,777	[1]
Equity attributable to the Parent		5,883,727		5,368,376	[1]		5,648,523	[1]
Total equity		8,607,025		7,513,695	[1]		7,976,129	[1]	6,858,689
Non-current financial liabilities		9,490,644		10,033,604	[1]		10,074,155	[1]
Total non-current liabilities		10,642,070		11,152,965	[1]		11,234,179	[1]
Current financial liabilities		676,087		1,023,614
Current other financial liabilities		123,406		115,566			800,939
Trade and other payables		1,123,019		970,657	[1]		918,578	[1]
Other current liabilities		318,427		283,366	[1]		243,420	[1]
Total current liabilities		2,156,146		2,325,443	[1]		2,019,276	[1]
Total liabilities		12,798,216		13,478,408	[1]		13,253,455	[1]
Total equity and liabilities		21,405,241		20,992,103	[1]		21,229,584	[1]
Previously stated
Assets
Rights of use							897,552
Property, plant and equipment							3,270,937
Investment in equity-accounted investees				534,970			1,955,177
Non-current financial assets at amortized cost							582,175
Other non-current assets				145,522
Deferred tax assets				305,295
Total non-current assets				14,989,149			16,880,390
Non-current assets held for sale				1,433,867
Inventories				3,459,277			3,201,357
Trade receivables							608,688
Other current assets							81,814
Cash and cash equivalents							547,979
Total current assets				6,451,905			4,653,587
Total assets				21,441,054			21,533,977
Equity and liabilities
Reserves				4,482,798			4,534,715
Profit for the year attributable to the Parent				59,315
Total equity				5,419,697			5,402,827
Translation differences				414,068			735,633
Equity attributable to the Parent				5,827,166			6,129,938
Total equity				7,972,485			8,457,544		7,317,098
Non-current financial liabilities							9,960,562
Total non-current liabilities							11,120,586
Current other financial liabilities							795,686
Trade and other payables				960,818			862,335
Other current liabilities							241,487
Total current liabilities							1,955,847
Total liabilities				13,468,569			13,076,433
Total equity and liabilities				21,441,054			21,533,977
SRAAS
Assets
Investment in equity-accounted investees				361,394			1,453,210		€ 1,452,378
SRAAS | Increase (decrease) due to corrections of prior period errors
Assets
Investment in equity-accounted investees				(113,207)			(457,218)
Total non-current assets				(113,207)			(457,218)
Non-current assets held for sale				(344,011)
Total current assets				(344,011)
Total assets				(457,218)			(457,218)
Equity and liabilities
Reserves				(457,218)			(457,218)
Total equity				(457,218)			(457,218)
Equity attributable to the Parent				(457,218)			(457,218)
Total equity				(457,218)			(457,218)
Total equity and liabilities				(457,218)			(457,218)
Biotek America
Assets
Investment in equity-accounted investees		5,742	$ 5,965	11,363		$ 12,556
Total non-current assets		52,275	54,309	108,718		120,133
Total current assets		25,626	26,623	42,423		46,877
Total assets		77,901	80,932	151,141		167,010
Equity and liabilities
Total equity		(20,696)	(21,501)	(33,213)		(36,701)
Total non-current liabilities		53,589	55,674	108,099		119,449
Total current liabilities		45,008	46,759	64,892		71,706
Total liabilities		€ 98,597	$ 102,433	172,991		$ 191,155
Biotek America | Increase (decrease) due to corrections of prior period errors
Assets
Rights of use							83,708
Property, plant and equipment							31,921
Non-current financial assets at amortized cost							(124,132)
Other non-current assets				(9,889)			124,191
Deferred tax assets				(4,966)
Total non-current assets				(14,855)			115,688
Inventories				23,122			34,653
Trade receivables							393
Other current assets							863
Cash and cash equivalents							1,228
Total current assets				23,122			37,137
Total assets				8,267			152,825
Equity and liabilities
Reserves				15,381			(24,341)
Profit for the year attributable to the Parent				(16,997)
Total equity				(1,616)			(24,341)
Translation differences				44			144
Equity attributable to the Parent				(1,572)			(24,197)
Total equity				(1,572)			(24,197)
Non-current financial liabilities							113,593
Total non-current liabilities							113,593
Current other financial liabilities							5,253
Trade and other payables				9,839			56,243
Other current liabilities							1,933
Total current liabilities							63,429
Total liabilities				9,839			177,022
Total equity and liabilities				€ 8,267			€ 152,825

[1]	Restated figures (Note 2.d)